Balance Sheets (USD $)	Dec. 31, 2011	Mar. 31, 2012 Unaudited
CURRENT
Cash	$ 9,641	$ 1,133
Subscription receivable
TOTAL CURRENT ASSETS	9,641	1,133
FIXED - AT COST
Computer equipment	1,167	1,167
Less: Accumulated depreciation	(19)	(77)
TOTAL FIXED ASSETS	1,148	1,090
TOTAL ASSETS	10,789	2,223
LIABILITIES
Accounts payable	2,800	2,400
Due to shareholder	950	950
TOTAL LIABILITIES	3,750	3,350
STOCKHOLDER EQUITY
Commons shares, no par value, authorized - 5,000,000- issued and outstanding - 669,850 (December 31, 2011 - 669,850)	17,485	17,485
Deficit accumulated during development stage	(10,446)	(18,612)
TOTAL STOCKHOLDER EQUITY	7,039	(1,127)
TOTAL LIABILITIES AND STOCKHOLDER EQUITY	$ 10,789	$ 2,223